MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2016
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges		$ 1,359	$ 2,408	$ 3,666
Other provisions	$ 5,891	3,878	5,891	5,151
Restructuring provision | Provisions
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	3,700	2,600	3,700
Restructuring provision | Accounts payable and accrued liabilities
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	500	$ 200	500
South Carolina Flood | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges			4,900	6,500
Insurance settlement awarded from other party					$ 30,000
Insurance settlement awarded from other party, deductible amount					$ 500
Insurance settlement proceeds	$ 29,500
South Carolina Flood | Facility Closing | Accounts payable and accrued liabilities
Schedule Of Restructuring And Related Costs [Line Items]
Insurance settlement proceeds			2,100
South Carolina Flood | Facility Closing | Manufacturing facility closures, restructuring and other related charges
Schedule Of Restructuring And Related Costs [Line Items]
Insurance settlement proceeds			9,800	5,000
South Carolina Flood | Facility Closing | Cost of sales
Schedule Of Restructuring And Related Costs [Line Items]
Insurance settlement proceeds			12,600
TaraTape Closure
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges			6,000
Other Restructuring
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges			$ 1,300	$ 2,100